Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Foreign currency translation differences	$ 1,457	$ (5,189)
Unrealized gains (losses) on derivative instruments	(1,530)	14,771
Pension and post-retirement benefit plans	(25,433)	(42,354)
Unrealized gains (losses) on available-for-sale marketable securities	287	(772)
Accumulated other comprehensive loss	$ (25,219)	$ (33,544)